Earnings (Loss) per Common Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Earnings (Loss) per Common Share
Schedule of the computation of basic and diluted earnings (loss) per common share

The following table presents the computation of basic and diluted earnings per common share (in thousands, except per share data).

	Three Months Ended June 30,		Six Months Ended June 30,
	2014	2013	2014	2013
Basic earnings per share:
Income applicable to Hilltop common stockholders	$27,085	$20,943	$50,845	$53,313
Less: income applicable to participating shares	(141)	(116)	(266)	(295)
Net earnings available to Hilltop common stockholders	$26,944	$20,827	$50,579	$53,018

Weighted average shares outstanding - basic	89,709	83,490	89,708	83,489

Basic earnings per common share	$0.30	$0.25	$0.56	$0.64

Diluted earnings per share:
Income applicable to Hilltop common stockholders	$27,085	$20,943	$50,845	$53,313
Add: interest expense on senior exchangeable notes (net of tax)	—	1,053	—	2,105
Net earnings available to Hilltop common stockholders	$27,085	$21,996	$50,845	$55,418

Weighted average shares outstanding - basic	89,709	83,490	89,708	83,489
Effect of potentially dilutive securities	860	6,804	868	6,636
Weighted average shares outstanding - diluted	90,569	90,294	90,576	90,125

Diluted earnings per common share	$0.30	$0.24	$0.56	$0.61

The following table presents the computation of basic and diluted earnings (loss) per common share (in thousands, except per share data).

	Year Ended December 31,
	2013	2012	2011
Basic earnings (loss) per share:
Income (loss) applicable to Hilltop common stockholders	$121,015	$(5,851)	$(6,531)
Less: income applicable to participating shares	(672)	—	—
Net earnings (loss) available to Hilltop common stockholders	$120,343	$(5,851)	$(6,531)

Weighted average shares outstanding - basic	84,382	58,754	56,499

Basic earnings (loss) per common share	$1.43	$(0.10)	$(0.12)

Diluted earnings (loss) per share:
Income (loss) applicable to Hilltop common stockholders	$121,015	$(5,851)	$(6,531)
Add: interest expense on senior exchangeable notes (net of tax)	5,059	—	—
Net earnings (loss) available to Hilltop common stockholders	$126,074	$(5,851)	$(6,531)

Weighted average shares outstanding - basic	84,382	58,754	56,499
Effect of potentially dilutive securities	5,949	—	—
Weighted average shares outstanding - diluted	90,331	58,754	56,499

Diluted earnings (loss) per common share	$1.40	$(0.10)	$(0.12)